EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2013

The following replaces “Interest Rate Risk.” under “Principal Risks” in “Fund Summaries – Eaton Vance Short Duration Strategic Income Fund”:

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  Funds with shorter average durations (including the Fund) may own individual investments that have longer durations than the average duration of the Fund.  In addition, in a rising interest rate environment, the duration of income securities that may be prepaid or called by the issuer may extend.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

November 1, 2013	7866-11/13

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to Prospectus dated March 1, 2013

1.  “Duration Risk” under “Principal Risks” in “Fund Summaries – Eaton Vance Short Duration Government Income Fund” is removed.

2.  The following replaces “Interest Rate Risk.” Under “Principal Risks” in “Fund Summaries - Eaton Vance Short Duration Government Income Fund”:

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  Funds with shorter average durations (including the Fund) may own individual investments that have longer durations than the average duration of the Fund.  In addition, in a rising interest rate environment, the duration of income securities that may be prepaid or called by the issuer may extend.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

November 1, 2013	7865-11/13